Cash and cash equivalents and restricted cash - Cash and cash equivalents, time deposits and restricted cash (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Cash and cash equivalents and restricted cash
Reconciliation of cash and bank balances	$ 34,248	$ 33,902
US$
Cash and cash equivalents and restricted cash
Reconciliation of cash and bank balances	25,869	26,584
Renminbi ("RMB")
Cash and cash equivalents and restricted cash
Reconciliation of cash and bank balances	1,323	1,503
Singapore dollar ("SGD")
Cash and cash equivalents and restricted cash
Reconciliation of cash and bank balances	1,010	821
Hong Kong dollar ("HK$")
Cash and cash equivalents and restricted cash
Reconciliation of cash and bank balances	4,736	3,613
United Arab Emirates dirhams ("AED")
Cash and cash equivalents and restricted cash
Reconciliation of cash and bank balances	848	879
Japanese Yen ("JPY")
Cash and cash equivalents and restricted cash
Reconciliation of cash and bank balances	183	162
Others
Cash and cash equivalents and restricted cash
Reconciliation of cash and bank balances	$ 279	$ 340